Amounts Receivable and Other (Tables)	6 Months Ended
Jun. 30, 2026
Trade and other current receivables [abstract]
Schedule of amounts receivable and other

As at	June 30, 2026	December 31, 2025
Royalty receivables	$25,167	$21,543
Prepaid expenses	122	544
Value added tax recoverable	652	685
Total amounts receivable and other	$25,941	$22,772